Bank Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Bank Debt (Textual)
Bank debt carrying value	$ 75,000	$ 25,000
Interest expense associated with bank debt	33,769	185,479
Weighted average interest rate on bank debt	7.60%	8.20%
Installment Notes [Member]
Bank Debt (Textual)
Number of installment notes	1
Notes payable monthly principle and interest	533
Interest rate	9.05%
Percentage of notes secured by vehicles	0.00%
Maturity period of debt	July 2016
Line of Credit [Member]
Bank Debt (Textual)
Maturity period of debt	Maturing between July 2013 and February 2020
Number of lines of credit	5
Interest rate on lines of credit, minimum	5.50%
Interest rate on lines of credit, maximum	9.75%
Line of Credit [Member] | Minimum [Member]
Bank Debt (Textual)
Notes payable monthly principle and interest	0
Line of Credit [Member] | Maximum [Member]
Bank Debt (Textual)
Notes payable monthly principle and interest	$ 13,166